Contract Liabilities	12 Months Ended
Dec. 31, 2020
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Contract Liabilities

22.	CONTRACT LIABILITIES

	December 31,
	2019	2020
	RMB	RMB
Third parties	54,225	63,629
China Telecom Group	162	217
China Tower	1	3

	54,388	63,849

As of January 1, 2019, contract liabilities amounted to RMB55,783. Majority of contract liabilities as of December 31, 2019 was recognized as operating revenues for the year ended December 31, 2020.